Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ending unrecognized tax benefits	$ 7,100	$ 4,800
Successor [Member]
Balance at beginning of period
Additions from tax positions adjusted in purchase accounting	5,561
Additions from tax positions related to the current period	1,324
Additions from tax positions related to prior periods	250
Ending unrecognized tax benefits	$ 7,135
Predecessor [Member] | NPS Holdings Limited [Member]
Balance at beginning of period		3,703
Additions from tax positions adjusted in purchase accounting
Additions from tax positions related to the current period		1,134
Additions from tax positions related to prior periods
Ending unrecognized tax benefits		$ 4,837